Cash And Cash Equivalent	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Cash and cash equivalent
6.	CASH AND CASH EQUIVALENT

	2019	2018
Cash and banks	3,110,220	823,656
Certificate of Bank Deposits (a)	211,261	47,341
Repurchase agreements (b)	1,192,101	344,051

	4,513,582	1,215,048

(a)    As of December 31, 2019, investments in Certificate of Bank Deposits are remunerated at an average rate of 106.9% of CDI (101.0% of CDI as of December 31, 2018) with daily maturities redeemable with the issuer itself, without significant loss of value.
(b)    Repurchase agreements are securities issued by banks with a commitment by the bank to repurchase the securities, and by the client to resell the security, at a defined rate of interest and within a predetermined term, which are backed by public or private securities (depending on the bank) and are registered with the CETIP. On D
e
cember 31, 2019, repurchase operations are remunerated at an average rate of 99.9% of CDI (100.0% of the CDI on December 31, 2018).